STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 9 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized within the limitations and restrictions stated in the Amended and Restated Articles of Incorporation to provide by resolution or resolutions for the issuance of 50,000,000 shares of Preferred Stock, par value $0.0001 per share in such series and with such designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions as the Company’s Board of Directors establish.

Series A Convertible Preferred Stock

As of September 30, 2014, 2,250,000 shares of Series A Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Series B Convertible Preferred Stock

As of September 30, 2014, 8,000,000 shares of Series B Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Series C Convertible Preferred Stock

As of September 30, 2014, 3,284,396 shares of Series C Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

9% Series D Cumulative Preferred Stock

As of September 30, 2014, 7,500,000 shares of Series D Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Series E Preferred Stock

On August 5, 2013, the Company designated 15,151 shares of its Series E Preferred Stock. Each share of Series E  Preferred Stock is convertible into shares of the Company’s common stock at a conversion rate of 3,000 shares of common stock for each share of Series E which is equivalent to a conversion price of $0.33 per share of common stock, subject to certain adjustments in the event of stock dividends, stock splits and subsequent equity sales. As discussed below, the Series E conversion price was adjusted effective October 20, 2014.

The holders of the Series E Preferred Stock are entitled to vote on an as-converted basis on all matters on which the holders of the common stock have a right to vote.  The Company may, at any time after February 8, 2014, redeem all the then outstanding Series E Preferred Stock for cash in an amount equal to 110% of the purchase price for the Series E Preferred Stock, provided that the optional redemption provisions are met as defined in the certificate of designation.  Upon liquidation, dissolution or winding up of the Company, each holder of Series E Preferred Stock is entitled to receive the greater of: (i)  110% of the purchase price of the Series E Preferred Stock, or (ii) the amount each holder would be entitled to receive if such holder’s shares of Series E Preferred Stock were converted into common stock.  Upon a change of control, all outstanding shares of Series E Preferred Stock will automatically convert into shares of common stock and the holders will also be entitled to receive a cash payment equal to 10% of the purchase price paid for the Series E Preferred Stock. The Company believes that the occurrence of the optional redemption is considered a conditional event and as a result the instrument does not meet the definition of mandatorily redeemable financial instrument based from ASC 480-10-25, “Distinguishing Liabilities from Equity”.

In August 2013, the Company completed private placements to several accredited investors for the purchase of 10,533 shares of the Company’s Series E Preferred Stock and warrants to acquire 12,639,600 shares of the Company’s common stock for aggregate net proceeds of approximately $10.2 million. Each purchaser of Series E Preferred Stock received a 3-year warrant to acquire a number of shares of the Company’s common stock equal to 40% of the number of shares of common stock issuable upon conversion of the shares of Series E Preferred Stock. The warrants are immediately exercisable at an exercise price of $0.40 per share of the Company’s common stock, subject to adjustments in the event of stock dividends, recapitalizations or certain other transactions and expire three years from the date of issuance. The purchase price of one share of Series E Preferred Stock and the associated warrant was $990.

Additionally, Mr. Barry Honig, a director of the Company, exchanged the outstanding principal and accrued interest of $645,480 owed by the Company under a Credit Facility Agreement for 652 shares of Series E Preferred Stock and warrants to acquire 782,400 shares of the Company’s common stock on equivalent terms to those of investors purchasing in the private placement.

During February and March 2014 certain holders of the Company’s Series E Preferred Stock converted 1,529 shares into 4,587,000 shares of common stock of the Company in accordance with the Series E Preferred Stock certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E Preferred Stock which was equivalent to a conversion price of $0.33 per share of common stock.

During April 2014 a certain holder of the Company’s Series E Preferred Stock converted 50 shares into 150,000 shares of common stock of the Company in accordance with the Series E Preferred Stock certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E Preferred Stock which was equivalent to a conversion price of $0.33 per share of common stock.

During July 2014 certain holders of the Company’s Series E Preferred Stock converted 181 shares into 543,000 shares of common stock of the Company in accordance with the Series E Preferred Stock certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E Preferred Stock which was equivalent to a conversion price of $0.33 per share of common stock.

As of September 30, 2014, there were 15,151 shares of Series E Preferred Stock authorized and 9,425 shares issued and outstanding.

As a result of a private placement completed in October 2014, the conversion price for the Series E Preferred Stock has been reduced effective October 20, 2014 from $0.33 to $0.28 per share of Series E Preferred Stock. Following this adjustment, and in accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company will record an additional deemed dividend in the amount of approximately $1.7 million. As a result of the adjustment, each share of Series E Preferred Stock is convertible into approximately 3,535.714 shares of Common Stock, and the 9,425 Series E Preferred Stock outstanding as of September 30, 2014 are convertible into approximately 33,324,114 shares of Common Stock in the aggregate, compared to 28,275,000 shares of Common Stock prior to the adjustment. (See Note 12).

Common Stock

Private Placements

Subsequent to the third quarter, in October 2014, the Company completed a private placement to accredited investors for the purchase of 35,714,287 shares of its common stock for aggregate net proceeds of approximately $9.9 million (see Note 12).

The Company completed two private placements in the third quarter of 2014. In the first private placement, the Company issued 26,578,854 Units on July 2, 2014 and an additional 2,461,760 Units on July 14, 2014, with each Unit comprised of one share of Common Stock (the “Unit Shares”) and a 30 month warrant (the “Warrant”) to purchase 0.4 of a share of Common Stock (the “Warrant Shares”) at an exercise price of $0.45, for a total of 29,040,614 shares of Common Stock and Warrants to acquire an additional 11,616,222 shares of Common Stock, all pursuant to subscription agreements (each, a “Subscription Agreement”) and a unit purchase agreement (the “Unit Purchase Agreement”) entered into with accredited investors.  The gross proceeds totaled approximately $9.8 million and net proceeds of approximately $8.9 million after commissions and expenses. The Warrants sold as part of the Units are exercisable immediately at an exercise price of $0.45 per share of Common Stock, subject to adjustment in the event of stock dividends, recapitalizations or certain other transactions.  The Warrants will expire on January 2, 2017. Certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $784,000 and expenses of approximately $136,000 and were issued 30 month warrants to purchase an aggregate of 2,125,391 shares of Common Stock at an exercise price of $0.34.

In the second private placement, the Company issued 6,813,645 Units on July 30, 2014, with each Unit comprised of one share of Common Stock and a 30 month warrant to purchase 0.4 of a share of Common Stock at an exercise price of $0.45, for a total of 6,813,645 shares of Common Stock and Warrants to acquire an additional 2,725,454 shares of Common Stock, all pursuant to subscription agreements and a unit purchase agreement entered into with accredited investors.  The gross proceeds totaled approximately $2.3 million and the net proceeds totaled approximately $2.2 million after commissions and expenses. In connection with this private placement, certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $100,000 and expenses of approximately $18,000 and were issued 30 month warrants to purchase an aggregate of 342,855 shares of Common Stock at an exercise price of $0.34.

Additionally, the Company paid a total of approximately $174,000 of legal fees in connection with the July 2014 private placements thereby resulting in total net proceeds of $10.9 million to the Company.

Common stock for services

On February 12, 2013, the Company granted an aggregate of 6,700,000 shares of restricted common stock to a director and certain employees and consultants of the Company, which were valued at fair market value on the date of grant at approximately $3,417,000 or $0.51 per share. These restricted shares vest one third at the end of each of the first three years from the date of issuance.

On November 1, 2013, pursuant to an employment agreement, the Company granted 125,000 shares of restricted common stock to an employee of the Company which were valued at fair market value on the date of grant at approximately $0.36 per share. These restricted shares vest one third at the end of each of the first three years from the date of issuance.

On December 16, 2013, the Company granted an aggregate of 2,500,000 shares of restricted common stock to certain employees and consultants of the Company, which were valued at fair market value on the date of grant at approximately $875,000 or $0.35 per share. The shares granted to employees (1,300,000) vest one third on the date of grant and one third at the end of each of the years ending two and three years after the date of issuance. The remaining restricted shares issued to consultants vest one third at the end of each of the first three years from the date of issuance.

On January 1, 2014, pursuant to an employment agreement, the Company granted 250,000 shares of restricted common stock to an employee of the Company which were valued at fair market value on the date of grant at approximately $0.35 per share. These restricted shares vest one third at the end of each of the first three years from the date of issuance.

On June 11, 2014, the Company and Mr. Steve Alfers, the Company’s CEO, entered into the Second Amendment to the Restricted Stock Agreement (the “Alfers Amendment”) to amend that certain Restricted Stock Agreement, dated as of May 13, 2013, and amended by the First Amendment to the Restricted Stock Agreement dated December 23, 2013 by and between the Company and Mr. Alfers.  Pursuant to the Alfers Amendment, the vesting of 1,666,500 restricted shares, of a total of 5,000,000 restricted shares that were granted on June 18, 2012, was extended from June 18, 2014 to March 14, 2015.  1,666,500 shares had previously vested in March 2014 and the vesting schedule for the remaining 1,667,000 shares vesting on June 18, 2015 remains unchanged.

During the nine months ended September 30, 2014, the Company recorded stock-based compensation expense in connection with restricted stock awards of $2,022,747. During the nine months ended September 30, 2014, the Company reversed $76,007 of previously recognized compensation cost related to restricted stock awards that did not vest due to  the holder’s termination of employment.  At September 30, 2014, there was a total of $1,420,214 unrecognized compensation expense in connection with restricted stock awards.

Common Stock Options

A summary of the Company’s outstanding stock options as of September 30, 2014 and changes during the period then ended is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Options	Price	(Years)
Balance at December 31, 2013	32,900,000	$0.40	8.18
Granted	—	—	—
Exercised	—	—	—
Forfeited	(300,000)	0.34	7.97
Cancelled	—	—	—
Balance at September 30, 2014	32,600,000	0.40	7.43

Options exercisable at end of period	31,775 000	$0.40
Options expected to vest through December 31, 2014	825,000
Weighted average fair value of options granted during the period		$—

At September 30, 2014 there was no intrinsic value for the stock options outstanding in the above table.

During the nine months ended September 30, 2014, the Company recorded stock based compensation expense related to options of $70,593. During the nine months ended September 30, 2014, the Company reversed $16,670 of previously recognized compensation cost related to stock option awards that did not vest due to the holder’s termination of employment.  At September 30, 2014, there was a total of $22,170 of unrecognized compensation expense related to non-vested options.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants as of September 30, 2014 and changes during the period then ended are presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Warrants	Price	(Years)
Balance at December 31, 2013	26,244,621	$0.45	2.22
Granted	16,809,922	0.43	2.50
Cancelled	—	—	—
Forfeited	(5,000,000)	0.60	—
Exercised	—	—	—
Balance at September 30, 2014	38,054,543	$0.43	2.08

Warrants exercisable at September 30, 2014	38,054,543	$0.43	2.08

Weighted average fair value of warrants granted during the period		$0.43

Treasury Stock

The Company accounts for treasury stock under the cost method. On December 16, 2013, the Company reacquired 127,015 shares of its common stock from certain employees of the Company. Additionally, between February 2014 and March 2014, the Company reacquired 492,513 shares of its common stock from certain employees of the Company. The reacquisition by the Company of its common stock is the result of certain employees electing to surrender shares in order to satisfy their minimum applicable withholding obligation due to the vesting of restricted stock awards. The Company recorded charges of $44,455 and $181,421, respectively, in connection with the 2013 and 2014 stock surrenders. In July 2014, 400,000 unvested restricted stock awards were returned to treasury stock as a result of an employee termination. The value of the treasury stock is reflected separately as a deduction from stockholders’ equity. As of September 30, 2014, there were 1,019,528 of treasury shares valued at $225,876.

NOTE 11 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized within the limitations and restrictions stated in the Amended and Restated Articles of Incorporation to provide by resolution or resolutions for the issuance of up to 50,000,000 shares of Preferred Stock, par value $0.0001 per share in such series and with such designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions as the Company’s Board of Directors establish.

Convertible Series A Preferred Stock

As of December 31, 2013 and 2012, 2,250,000 shares of Series A Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Convertible Series B Preferred Stock

As of December 31, 2013 and 2012, 8,000,000 shares of Series B Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Convertible Series C Preferred Stock

As of December 31, 2013 and 2012, 3,284,396 shares of Series C Preferred Stock, $0.0001 par value were authorized with none issued and outstanding.

Convertible Series D Preferred Stock

On February 21, 2012, the Company designated 1,000,000 shares of 9.0% Series D Cumulative Convertible Preferred Stock. Each share of Series D Preferred Stock is convertible (together with accrued and unpaid dividends thereon) into shares of the Company’s common stock at a conversion price of $0.40 per share, subject to equitable adjustments after such events as stock dividends, stock splits or fundamental corporate transactions, and subject to anti-dilution provisions. The holders of the Company’s Series D Convertible Preferred Stock do not have voting rights. Upon liquidation, dissolution or winding up of the Company’s business, each holder of Series D Preferred Stock shall be entitled to receive, for each share thereof a preferential amount in cash equal to $1.00.

All preferential amounts to be paid to the holders of Series D Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or distribution of any assets to the holders of (i) any other class or series of capital stock and (ii) of the Company’s common stock. The Company is required to redeem in cash all or portion of the Series D Preferred Stock upon the occurrence of a major transactions such as a consolidation, merger or other business combination, sale and transfer of more than 50% of any of the Company’s assets, or the closing of a purchase with more than 50% of the outstanding shares of stock tendered and the inability of the Company to convert any portion of the Series D Preferred stock due to insufficient authorized number of shares of common stock as defined in the certificate of designation. The redemption price is equivalent to the sum of (i) the greater of (A)  110% of the aggregate stated value of the outstanding shares of the Series D Preferred Stock plus all accrued dividends and (B) the aggregate stated value of the outstanding shares of the Series D Preferred Stock plus all accrued dividends divided by the conversion price on the date of the major transaction redemption price is demanded or the date the major transaction redemption price is paid in full whichever is less multiplied by the volume weighted average price on (x) the date of the major transaction redemption price is demanded and (y) the date the major transaction redemption price is paid in full, whichever is greater and (ii) all other amounts, costs, expenses and liquidated damages. The Company believes that the occurrence of the major transactions as defined in the certificate of designations are considered conditional events and as a result the instrument does not meet the definition of mandatorily redeemable financial instrument based from ASC 480-10-25, “Distinguishing Liabilities from Equity”.

This financial instrument was assessed at each reporting period to determine whether circumstances have changed such that the instrument met the definition of a mandatorily redeemable instrument (that is, the event is no longer conditional). If the event has occurred, the condition is resolved, or the event has become certain to occur, the financial instrument will be reclassified as a liability. On April 11, 2012, the Company filed an amendment to the Certificate of Designation for the Series D Preferred Stock with the Secretary of State of the State of Nevada to increase the number of authorized shares of Series D Preferred Stock that could be issued by the Company to 7,500,000. In June 2012, the conversion price of the Company’s Series D Convertible Preferred Stock was adjusted to $0.32 per share as a result of certain anti-dilution provisions contained therein due to the sale of the Company’s common stock at $0.32 per share.

On February 23, 2012, the Company entered into a Stock Purchase Agreement with two subscribers and sold 1,000,000 shares of the Series D Preferred Stock and an aggregate of 8,750,000 warrants to acquire shares of Common Stock for an aggregate purchase price of $1,000,000 (the “Series D Preferred Stock Purchase Price”).

All of the proceeds from the Series D Preferred Stock Purchase Price were used to prepay (i) $800,000 of that certain senior secured convertible promissory note to Platinum and (ii) $200,000 of that certain senior secured convertible promissory note to Lakewood (see Note 8).

In accordance with ASC 505, “Equity - Dividends and Stock Splits”, the Series D Preferred Stock was considered to have an embedded beneficial conversion feature (the “ECF”) because the conversion price was less than the fair value of the Company’s common stock. This Series D Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series D Preferred Stock of $1,000,000 was determined to be the value of the beneficial conversion feature and was recorded as a preferred deemed dividend. In connection with the initial sales of the Series D Preferred Stock, the initial estimated fair values allocated to the ECF were $226,629 and the fair value allocated to the warrants of $773,371 was recorded as a preferred deemed dividend on February 23, 2012.

The assumptions used valuing the warrants include:

Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

The Company recorded a loss from extinguishment of debts for a total of $2,436,888 in connection with the note conversions and a preferred deemed dividend of $537,499 for the year ended December 31, 2012 in connection with the issuance of the additional shares of Series D Preferred Stock discussed above.

On March 30, 2012, the holder of the 400,000 shares of the Company’s Series D Preferred Stock converted his shares of Series D Preferred Stock into 1,153,143 shares of the Company’s Common Stock (which included accrued and unpaid dividends thereon). The Company recorded a preferred deemed dividend of $79,278 in connection with the conversion of the Series D Preferred Stock into the Company’s common stock at an adjusted conversion price of $0.35 per share.

In June 2012, 6,086,968 shares of Series D Preferred Stock were converted into 19,021,775 shares of the Company’s common stock. Additionally, as consideration for agreeing to convert its Series C Preferred Stock and Series D Preferred Stock, the Company issued an additional 3,000,000 shares of common stock to the preferred shareholder and such shares were valued at the fair market value on the date of grant at $0.36 per share or $1,086,000 and have been included in preferred stock deemed dividend.

The Company recognized preferred stock dividends of $21,150 related to the Series D Preferred Stock during the year ended December 31, 2012. Accrued dividends amounted to $0 and $17,550 as of December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, there were 7,500,000 shares of Series D Preferred Stock authorized and none issued and outstanding.

Convertible Series E Preferred Stock

On August 5, 2013, the Company designated 15,151 shares of Series E Convertible Preferred Stock. Each share of Series E is convertible into shares of the Company’s common stock at a conversion rate of 3,000 shares of common stock for each share of Series E which is equivalent to a conversion price of $0.33 per share of common stock, subject to certain adjustments in the event of stock dividends, stock splits and subsequent equity sales.

The holders of the Series E Preferred Stock will vote on an as-converted basis on all matters on which the holders of the common stock have a right to vote.  The Company may, at any time after February 8, 2014, redeem all then outstanding Series E Preferred Stock for cash in an amount equal to 110% of the purchase price for the Series E Preferred Stock, provided that the optional redemption provisions are met as defined in the certificate of designation.  Upon liquidation, dissolution or winding up of the Company, each holder of Series E Preferred Stock is entitled to receive the greater of: (i)  110% of the purchase price of the Series E Preferred Stock, and (ii) the amount each holder would be entitled to receive if such holder’s shares of Series E Preferred Stock were converted into common stock.  Upon a change of control, all outstanding shares of Series E Preferred Stock will automatically convert into shares of common stock and the holders will also be entitled to receive a cash payment equal to 10% of the purchase price paid for the Series E Preferred Stock. The Company believes that the occurrence of the optional redemption is considered a conditional event and as a result the instrument does not meet the definition of mandatorily redeemable financial instrument based from ASC 480-10-25, “Distinguishing Liabilities from Equity”.

In August 2013, the Company completed private placements to several accredited investors for the purchase of 10,533 shares of the Company’s Series E Convertible Preferred Stock and warrants to acquire 12,639,600 shares of the Company’s common stock for aggregate net proceeds of approximately $10.2 million. Each purchaser of Series E received a 3-year warrant to acquire a number of shares of the Company’s common stock equal to 40% of the number of shares of common stock issuable upon conversion of the Series E shares. The warrants are immediately exercisable at an exercise price of $0.40 per share of the Company’s common stock, subject to adjustments in the event of stock dividends, recapitalizations or certain other transactions and expire three years from the date of issuance. The purchase price of one share of Series E Preferred Stock and the associated warrant was $990.

In accordance with ASC 505, “Equity - Dividends and Stock Splits”, the Series E Preferred Stock was considered to have an embedded beneficial conversion feature because the conversion price was less than the fair value of the Company’s common stock. The Series E Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series E Preferred Stock was determined to be the value of the beneficial conversion feature and was recorded as a preferred deemed dividend. In connection with the initial sales of the Series E Preferred Stock, the initial estimated fair value allocated to the ECF was $2,188,792 and the fair value allocated to the warrants of $1,912,867 was recorded as a preferred deemed dividend in August 2013.

The assumptions used in valuing the warrants include:

Risk free interest rate (annual)	0.61% to 0.82%
Expected volatility	86%
Expected life	3 Years
Assumed dividends	none

In connection with these private placements, the Company paid legal fees of approximately $124,000 and commissions of approximately $76,000 in cash and the issuance of warrants to purchase 13,590 shares of the Company’s common stock.

Additionally, Mr. Honig exchanged the outstanding principal and accrued interest of $645,480 owed by the Company under a Credit Facility Agreement (see Note 10) for 652 shares of Series E Convertible Preferred Stock and warrants to acquire 782,400 shares of the Company’s common stock on equivalent terms to those of investors purchasing in the private placement.

As of December 31, 2013, there were 15,151 shares of Series E Preferred Stock authorized and 11,185 shares issued and outstanding.

Common Stock

On September 2, 2011, the Company, Empire, EXCX, Capital Hoedown, Inc. and Sheldon Finkel, the Company’s former Chief Executive Officer and former Co-Chairman of the Board of Directors (“Executive”), entered into a Separation Agreement (the “Agreement”) under which Executive resigned from all positions with the Company and each of its subsidiaries and affiliates. Pursuant to the Agreement, Executive agreed to the following:

i.	Cancellation of 750,000 shares of common stock, par value $0.001 per share, of the Company’s Common Stock owned by Executive; and
ii.
All unvested shares and options of the Company shall be cancelled and returned to the Company, other than outstanding options awarded to Executive to purchase 400,000 shares of Common Stock and additionally, Executive shall be entitled to retain 600,000 shares of Common Stock presently owned (the options to purchase 400,000 shares of Common Stock and 600,000 shares of Common Stock, the “Executive Retained Securities”). The Executive Retained Securities shall secure for collection of certain outstanding receivables of approximately $112,500, and thereafter be pledged to Lenders as collateral security for the payment by the Executive of $150,000 of indebtedness to Lenders in accordance with a payment schedule set forth in the Agreement; and

iii.	1,950,000 shares of Executive’s Common Stock shall be sold to one of the lenders of the Company; and
iv.
That certain Letter of Credit issued by Signature Bank, NA, (the “Letter of Credit”) pledged to Lenders as collateral security for the Loan Agreement, shall be assigned by Executive to the Lenders to repay the obligations under the Credit facility agreement.

Additionally, the employment agreement of Executive was terminated upon execution of the Separation Agreement. The Executive and the Companies agreed to release each other from any and all claims and further obligations. The Company valued and recorded the cancelled shares at par value or $75 against additional paid in capital.

On September 29, 2011, the Company sold 3,284,396 shares of Series C Convertible Preferred Stock and two-year warrants (the “Series C Preferred Warrants”) to purchase 9,853,188 shares of Common Stock at an exercise price of $0.60 per share for an aggregate purchase price of $3,284,396. In accordance with ASC 505, “Equity - Dividends and Stock Splits”, the Series C Convertible Preferred Stock was considered to have an embedded beneficial conversion feature (ECF) because the conversion price was less than the fair value of the Company’s common stock. This Series C Convertible Preferred Stock was fully convertible at the issuance date, therefore a portion of proceeds allocated to the Series C Convertible Preferred Stock of $3,284,396 was determined to be the value of the beneficial conversion feature and was recorded as a deemed dividend.

Between September 2011 and October 2011, the Company sold $1,718,000 of units pursuant to subscription agreements for an aggregate sale of 3,436,000 units, at a purchase price of $0.50 per unit. Each unit consists of: (i) one share of common stock and (ii) a two year warrant to purchase 50% percent of the number of shares of common stock (1,718,000 warrants) at an exercise price of $0.60 per share. The warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $0.60 per share, subject to adjustment. The warrants may be exercised on a cashless basis at any time at 100% of the closing price for the common stock on the business day immediately prior to the exercise.

Between October 2011 and December 2011, the Company sold $1,830,000 of units pursuant to subscription agreements for an aggregate sale of 4,575,000 units. Additionally, on November 29, 2011, the holder of the Company’s 6% note payable converted $611,750 principal balance of the note into an aggregate of 1,529,375 of units. Each unit was sold for a purchase price of $0.40 per unit and consists of: (i) one share of common stock and (ii) a two-year warrant to purchase fifty percent of the number of shares of common stock (3,052,188 warrants) purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised at any time on a cashless basis at 100% of the closing price for the common stock on the business day immediately prior to the date of exercise. During the year ended December 31, 2011, the Company paid placement agent fees of $370,583 in cash to broker-dealers in connection with the sale of the above units.

On September 29, 2011, the Company issued 4,429,415 shares of common stock in connection with the exercise of the 9,853,188 Series C Preferred Warrants on a cashless basis. Additionally, in September 2011, the Company issued 866,065 shares of common stock in connection with the exercise of these 1,678,000 warrants on a cashless basis.

In October 2011, the Company issued 500,000 shares of the Company’s common stock in connection with a public and investor relations agreement. The Company valued these common shares at the fair market value on the date of grant at $0.971 per share or $485,500. Accordingly, the Company recognized stock based consulting expense of $485,500 during the year ended December 31, 2011.

In November 2011, the Company and a consultant agreed to terminate public relations and consulting agreement in consideration for (i) a cash payment of $50,000 and (iii) the issuance of 50,000 shares of the Corporation’s common stock.  The Company valued the 50,000 common shares at the fair market value on the date of grant at $0.68 per share or $34,000.

In December 2011, the Company issued 600,000 shares of the Company’s common stock in connection with an advisory and consulting agreement. The consultant previously acted as a placement agent of Continental whereby the consultant received warrants to purchase Continental’s common stock. Such warrants were assumed by the Company pursuant to the asset purchase agreement entered into with Continental. Additionally, the consultant agreed to cancel 1,056,046 assumed warrants and waive any right to receive the Company’s warrants. The Company valued these common shares at the fair market value on the date of grant at $0.53 per share or $318,000. Accordingly, the Company recognized stock based consulting expense of $318,000 during the year ended December 31, 2011.

On October 31, 2011, the Company entered into amendment agreements with holders of the Company’s 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $750,000. Pursuant to the amendment agreements, the fixed conversion price was adjusted from $1.00 to $0.65. The note holders, including Company Board Member Barry Honig, converted their outstanding notes to the Company’s common stock at a conversion price of $0.65 per share. In total, $750,000 of notes was converted, plus accrued interest of $27,555, with the Company issuing 1,196,238 shares in exchange. The Company accounted the reduction of the original conversion price from $1.00 to $0.65 per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded interest expense of $230,192 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms. As of December 31, 2011, principal and accrued interest on these convertible promissory notes amounted to $0.

Following the consummation of the asset purchase agreement with Continental, certain holders of Continental’s warrants that were received in connection with the private placement of Continental securities (the “Continental Offering”) asserted certain rights against the Company under Section 5(f) of the Continental Warrants (the “Put Right”), which the Company disputed. On October 3, 2011, the Company, Continental and each of the holders of the Continental Warrants that exercised their Put Right, entered into an Agreement and Release (the “Release”) in which the Company agreed to issue to such holder 2 shares of the Company’s common stock (the “Additional Stock”) for every $1.00 invested in the Continental Offering in exchange for cancellation of the Continental Warrants and waiver of ratchet anti-dilution protection from future offerings.  A total of 5,350,000 shares were issued and a total of 4,280,000 stock warrants to purchase shares of the Company’s common stock (equivalent to 5,350,000 Continental warrants) were cancelled in connection with the settlement of the Put Rights. The Company valued these common shares at the fair market value on the date of grant at $0.89 per share or $4,761,500. Accordingly, the Company recognized settlement expense of $4,761,500 during the year ended December 31, 2011.

On November 18, 2011, the Company received an acknowledgment letter pursuant to which the beneficial owner of 500,000 shares of the common stock and a stock option agreement to purchase 600,000 shares of the Company’s common stock agreed, regardless of vesting, to cancel 450,000 shares of common stock and the termination of the 600,000 options. The Company valued and recorded the cancelled shares at par value or $45 against additional paid in capital.

Between October 2011 and December 2011, 7,500,000 shares of Series B Preferred Stock were converted into 7,500,000 shares of common stock.

In December 2011, 750,000 Series A Preferred Stock were converted into 750,000 shares of common stock.

Between January 2012 and February 2012, the Company sold an aggregate of 2,237,500 units with net proceeds to the Company of $847,500. Each unit was sold for a purchase price of $0.40 per unit and consisted of: (i) one share of common stock and (ii) a two-year warrant to purchase 50% (1,118,750 warrants) of the number of shares of common stock purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised at any time on a cashless basis at 100% of the closing price for the common stock on the business day immediately prior to the date of exercise. The Company agreed to file a “resale” registration statement with the SEC covering all shares of common stock and shares of common stock underlying the warrants (including as issued to placement agents) within 60 days of the final closing date of the sale of any units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of units.

The Company was obligated to pay to investors a fee of one (1%) per month in cash for every thirty day period up to a maximum of six (6%) percent, (i) that the registration statement has not been filed after the filing date, and (ii) following the effectiveness date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

In August 2012, the Company entered into waiver agreements with majority of the investors who purchased units pursuant to subscription agreements dated between September 2011 and February 2012 whereby the Company agreed to register the shares of common stock underlying the units with the SEC. The waiver agreement irrevocably and unconditionally waives the liquidated damages in cash or kind related to any failure by the Company to cause the registration statement to be filed on or before a designated filing date or declared effective by the SEC on or before the effectiveness date. Furthermore, the shares of common stock that would be covered by the above discussed registration statement are no longer considered “Registrable Securities” as such term is defined in the governing Registration Rights Agreement and therefore the Company believes it no longer has any obligation under such Registration Rights Agreement to register such shares.

In April 2012, the Company sold an aggregate 4,385,716 shares of common stock to certain investors for an aggregate purchase price of $1,535,000 or a purchase price of $0.35 per share.

On June 19, 2012, the Company issued 12,500,000 shares of its common stock to certain investors in a private placement for an aggregate purchase price of $4,000,000 or a purchase price of $0.32 per share. In connection with the private placement, the Company paid fees of $75,000 and issued 234,375 shares of its common stock to a placement agent as consideration for certain placement agent services. In connection with the private placement, the Company and the purchasers entered into a registration rights agreement dated June 19, 2012 which provides the purchasers certain rights relating to the registration of the common stock under the Securities Act. Pursuant to the registration rights agreement, at any time after December 19, 2012, the purchasers have the right to require the Company to file a registration statement under the Securities Act to register the common stock. In addition, if the Company registers any of its equity securities under the Securities Act, the Company is required to give the purchasers prompt notice of its intention to do so, and the purchasers may request the common stock to be included in the registration statement.

On February 9, 2012, the Company issued 12,000,000 shares of restricted common stock to Stephen Alfers, the Company’s Chief Executive Officer, pursuant to his employment agreement. On February 8, 2013, the Company and Mr. Alfers amended his employment agreement, at the Company’s request, to extend the vesting of 6,000,000 shares of restricted stock until March 14, 2014. These shares originally would have vested on February 9, 2013. On December 23, 2013, the Company and Mr. Alfers entered into the second amendment to his employment agreement dated as of February 9, 2012 whereby the vesting of 6,000,000 restricted shares, of a total of 12,000,000 restricted shares, was accelerated from March 14, 2014 to December 26, 2013.  The vesting schedule for the remaining shares, 3,000,000 shares vesting on February 9, 2014 and 3,000,000 shares vesting on February 9, 2015, remains unchanged.

On March 20, 2012, the Company issued 250,000 shares of common stock to a third party in consideration for payment of legal services rendered of $129,028 and Continental’s accrued legal fees of $170,614 for a total amount of $299,642. The Company valued these common shares for $299,642.

In March 2012, the Company issued 200,000 shares of common stock to a consultant in consideration for payment of public relations services rendered. The Company recorded stock based consulting expense and valued these common shares at the fair market value on the date of grants at approximately $0.55 per share or $110,000 for the year ended December 31, 2012.

In March 2012, the Company issued an aggregate of 6,229,718 shares of common stock in connection with the exercise of the 11,399,150 stock warrants on a cashless basis. The Company valued these common shares at par value.

On April 27, 2012, the Company issued 50,000 shares of common stock to a consultant in consideration for certain consulting services rendered. The Company had accrued such consulting expense prior to issuance amounting to $45,000. The Company valued these common shares at the fair market value on the date of grants at approximately $0.90 per share or $45,000.

On April 5, 2012, the Company issued to Victoria Gold. and Victoria Resources (US) Inc. 10 million shares of the Company’s common stock, and a 2 year warrant to purchase 5 million shares of Common Stock at a purchase price of $0.60 per share in connection with the acquisition of rights to approximately 13,300 acres of mining claims and private lands adjacent to the Company’s landholdings at the Relief Canyon Mine in Pershing County, Nevada (see Note 5). The Company valued the 10 million common shares at the fair market value on the date of grants at approximately $0.46 per share or $4,600,000. For the year ended December 31, 2012, the Company recorded the value of such shares and warrants into mineral rights as reflected in the accompanying consolidated balance sheets.

On July 22, 2011, the Company purchased substantially all of the assets of Continental in consideration for (i)  8 shares of the Company’s common stock for every 10 shares of common stock of Continental outstanding; (ii) the assumption by the Company of the outstanding warrants to purchase shares of Continental’s common stock at a ratio of one warrant (the “Company Warrants”) to purchase 8 shares of the Company’s common stock for every Continental Warrant to purchase 10 shares of Continental’s common stock; and (iii) the assumption of Continental’s 2010 Equity Incentive Plan and all options granted and issued thereunder at a ratio of one option to purchase 8 shares of the Company Common Stock for every option to purchase 10 shares of Continental’s common stock outstanding. Between April 2012 and June 2012, the Company issued an aggregate of 9,729,285 shares of its common stock to holders of Company Warrants in consideration for the cancellation of such Company Warrants. Additionally, such holders agreed to the elimination of certain most favored nations provisions or price protection associated with the shares of Continental’s common stock issued in connection with the Continental Warrants (the “Warrant Cancellation Transaction”). The Company issued 9,729,285 shares of the Company’s common stock at a ratio of 300 shares for every 1,000 Company Warrants held. An aggregate of 32,430,954 Company Warrants were cancelled as a result of the Warrant Cancellation Transaction. Accordingly, the Company valued the 9,729,285 common shares at the fair market value on the date of grants ranging between $0.29 to $0.505 per share or $4,883,196. This was reflected as a settlement expense in the Company’s Statement of Operations during the year ended December 31, 2012.

On May 24, 2012, in connection with the Merger Agreement between the Company, Red Battle, and Valor Gold, the Company cancelled 1,750,000 shares of the Company’s common stock. The Company valued these cancelled common shares at par value.

On June 18, 2012, the Company granted 3,000,000 shares of restricted common stock to a director of the Company that were valued at fair market value on the date of grant at approximately $0.34 per share. These restricted shares vest one third at the end of each of the first three years following the date of issuance.

On June 18, 2012, the Company issued 5,000,000 shares of restricted common stock to Mr. Alfers that were valued at fair market value on the date of grant at approximately $0.34 per share. These restricted shares shall vest one third at the end of each of the first three years following the date of issuance. On February 8, 2013, the Company and Mr. Alfers amended, at the Company’s request, the related restricted stock agreement to extend the vesting schedule of the first one third of the shares until March 14, 2014.  These shares originally would have vested on June 18, 2013. On December 23, 2013, the Company and Mr. Alfers entered into the first amendment to the restricted stock agreement to amend that certain restricted stock agreement by and between the Company and Mr. Alfers whereby the vesting of 1,666,667 restricted shares, of a total of 5,000,000 restricted shares, was accelerated from March 14, 2014 to December 26, 2013.  The vesting schedule for the remaining shares, with approximately half of the remaining shares vesting on June 18, 2014 and approximately half the remaining shares vesting on June 18, 2015, remains unchanged.

On November 21, 2012, the Company issued 200,000 shares of restricted common stock to Eric Alexander, the Company’s Vice President of Finance and Controller and which were valued at fair market value on the date of grant at approximately $0.35 per share. On February 8, 2013, the Company and Mr. Alexander amended, at the Company’s request, his restricted stock agreement to extend vesting of the first one third of his grant until March 14, 2014. These shares originally would have vested on November 30, 2013.

On December 3, 2012, the Company completed a private placement to several accredited investors for 9,469,548 shares of its common stock and 3,787,819 warrants for aggregate gross proceeds of $3,124,950. The purchase price for one share of common stock and a warrant to acquire 0.40 of a share of common stock was $0.33. The warrants are exercisable immediately at an exercise price of $0.50 per share and will expire on December 7, 2015.  The warrant contains customary adjustment provisions in the event of dividends or recapitalizations. In addition, the Company paid aggregate consideration of 303,030 shares of the Company’s common stock and 121,212 warrants, in lieu of $100,000 as consideration for certain placement agent services in connection with the private placement. In connection with the issuance of the 303,030 shares to the placement agent, the Company valued these common shares at par value.

On February 12, 2013, the Company granted an aggregate of 6,700,000 shares of restricted common stock to a director of the Company and certain employees and consultants of the Company, which were valued at fair market value on the date of grant at approximately $3,417,000 or $0.51 per share. These restricted shares vest one third at the end of each of the first three years from the date of issuance.

On November 1, 2013, pursuant to an employment agreement, the Company granted 125,000 shares of restricted common stock to an employee of the Company which was valued at fair market value on the date of grant at approximately $0.36 per share. These restricted shares vest one third at the end of each of the first three years from the date of issuance.

On December 16, 2013, the Company granted an aggregate of 2,500,000 shares of restricted common stock to certain employees and consultants of the Company, which were valued at fair market value on the date of grant at approximately $875,000 or $0.35 per share. The shares granted to employees (1,300,000) vest one third on the date of grant and one third at the end of each of the years ending two and three years after the date of issuance. These remaining restricted shares issued to consultants vest one third at the end of each of the first three years from the date of issuance.

During the years ended December 31, 2013 and 2012, the Company recorded stock-based compensation expense in connection with restricted stock awards of $4,772,162 and $5,048,047, respectively.  At December 31, 2013, there was a total of $3,527,461 unrecognized compensation expense in connection with restricted stock awards.

Common Stock Options

A summary of the Company’s stock options as of December 31, 2013 and 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	32,250,000	0.39	10.0
Exercised	—	—	—
Forfeited	(500,000)	0.81	8.59
Cancelled	—	—	—
Balance at December 31, 2012	35,298,000	0.42	9.11
Granted	350,000	0.42	4.14
Exercised	—	—	—
Forfeited	(2,748,000)	1.17	7.00
Cancelled	—	—	—
Balance outstanding at December 31, 2013	32,900,000	$0.40	8.18
Options exercisable at end of year	32,000,000	$0.40
Options expected to vest	900,000
Weighted average fair value of options granted during the period		$0.24

Stock options outstanding at December 31, 2013 as disclosed in the above table have approximately $26,000 intrinsic value at the end of the year.

On September 29, 2010, the Company’s Board of Directors and stockholders adopted the 2010 Stock Incentive Plan (the “2010 Plan”). Under the 2010 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded.  The 2010 Plan has reserved 2,800,000 shares of common stock for issuance, and there are currently outstanding stock-based awards to purchase 2,150,000 shares of the Company’s common stock under the 2010 Plan.

On February 9, 2012, the holders of approximately 53% of the outstanding shares of the Company’s common stock voted in favor of the adoption of the Company’s 2012 Equity Incentive Plan (the “2012 Plan”).  The Board approved the 2012 Plan on February 9, 2012, which reserves 40,000,000 shares of common stock for issuance thereunder in the form of qualified incentive stock options, non-qualified stock options and restricted stock grants, issuable to the Company’s officers, directors, employees and consultants. As of December 31, 2013, there are 500,000 shares remaining available for future issuances of stock-based awards under the 2012 Plan.

On February 9, 2012, the Company granted 10,000,000 10-year options to purchase shares of common stock at $0.45 to the Company’s CEO. The options were valued at approximately $0.45 per option or a total of $4,537,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.49 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 2.04%.

On March 6, 2012, the Company granted an aggregate of 1,100,000 10-year options to purchase shares of common stock at $0.45 per share, the market price on the date of issuance, which vests 25% on date of issuance; 25% on each of December 31, 2012; December 31, 2013 and December 31, 2014 to two employees and a consultant of the Company. The 1,100,000 options were valued on the grant date at approximately $0.41 per option or a total of $448,690 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 103%, expected term of 10 years, and a risk free interest rate of 1.98%.

On April 6, 2012, pursuant to a consulting agreement, the Company agreed to pay Mr. Honig, a director of the Company, a ten-year option to purchase 12,000,000 shares of the Company’s common stock, exercisable at $0.35 per share which vested in full on the date of issuance. The 12,000,000 options were valued on the grant date at approximately $0.39 per option or a total of $4,633,200 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.46 per share, volatility of 105%, expected term of 6 years, and a risk free interest rate of 0.89%.  Additionally, in April 2012, the Company paid a one-time payment of $200,000 to Mr. Honig pursuant to the consulting agreement.

On June 18, 2012, the Company granted an aggregate of 6,000,000 10-year options to purchase shares of common stock exercisable at $0.34 per share to the Company’s CEO and Mr. Honig, a director of the Company. The 6,000,000 options were valued on the grant date at approximately $0.28 per option or a total of $1,660,200 using a Black-Scholes option pricing model with the following assumptions: stock price of 0.34 per share, volatility of 107%, expected term of 6 years, and a risk free interest rate of 0.69%.

On June 18, 2012, the Company granted an aggregate of 2,700,000 10-year options to purchase shares of common stock at $0.34 per share which vests 25% on date of issuance; 25% on each of December 31, 2012; December 31, 2013 and December 31, 2014 to a former director of the Company, three employees and three consultants of the Company. The 2,700,000 options were valued on the grant date at approximately $0.28 per option or a total of $747,090 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.34 per share, volatility of 107%, expected term of 6 years, and a risk free interest rate of 0.69%.

Between July 2012 and September 2012, the Company granted 150,000, 4 year options to purchase shares of common stock to a consultant and 300,000, 10 year options to purchase shares of common stock to an employee at exercise prices ranging between $0.31 to $0.36 per share pursuant to an employment and consulting agreement. These options were subject to vesting periods per the terms of their agreement. The 450,000 options were valued on the grant date ranging from approximately $0.24 to $0.28 per option or a total of $119,895 using a Black-Scholes option pricing model with the following assumptions: stock price ranging from $0.31 to $0.36 per share, volatility ranging from $99% to 103%, expected term of 4 to 6 years, and a risk free interest rate of 0.62% to 0.67%.

On February 12, 2013, the Board approved the adoption of a 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other types of stock-based awards to the Company’s employees, officers, directors and consultants.  Pursuant to the terms of the 2013 Plan, either the Board or a board committee is authorized to administer the plan, including by determining which eligible participants will receive awards, the number of shares of common stock subject to the awards and the terms and conditions of such awards. Up to 40 million shares of common stock are issuable pursuant to awards under the 2013 Plan. As of December 31, 2013, there were 29,375,000 shares remaining available for future issuances of stock-based awards under the 2013 Plan.

In March 2013, the Company granted 150,000 3-year options to purchase shares of common stock exercisable at $0.44 per share to consultants of the Company pursuant to a consulting agreement for business advisory services. The stock options fully vested by May 31, 2013. The 150,000 options were valued on the grant date at approximately $0.25 per option or a total of $38,058 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.44 per share, volatility of 92%, expected term of 3 years, no dividend yield and a risk free interest rate of 0.35%.

In March 2013, the Company extended the exercise period of stock options to purchase 500,000 shares of common stock previously granted to the Company’s former Vice President of Finance and Administration and director on June 18, 2012. The exercise period was extended to December 31, 2013 from March 31, 2013. The Company valued the extension of the option period utilizing the Black-Scholes option pricing model using the following assumptions: estimated volatility of 92%, risk-free interest rate of 0.14%, no dividend yield, and an expected life of 0.75 years, and recorded $35,079 as stock based compensation during the year ended December 31, 2013. Such options were forfeited on December 31, 2013.

In August 2013, the Company granted 200,000 5-year options to purchase shares of common stock exercisable at $0.40 per share to consultants of the Company pursuant to a consulting agreement for investor relations services. The stock options vest immediately and were valued on the grant date at approximately $0.23 per option or a total of $45,080 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.35 per share, volatility of 86%, expected term of 5 years, no dividend yield and a risk free interest rate of 1.57%.

During the years ended December 31, 2013 and 2012, the Company recorded stock based compensation expense related to options of $383,555 and $13,163,509, respectively. At December 31, 2013, there was a total of $96,845 of unrecognized compensation expense related to non-vested options.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants as of December 31, 2013 and 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	24,482,741	0.56	4.59
Cancelled	(32,430,954)	2.83	3.86
Forfeited	—	—	—
Exercised	(11,399,150)	0.42	4.64
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	13,435,590	0.40	3.00
Cancelled	(3,446,748)	0.65	0.60
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2013	26,244,621	$0.45	2.22
Warrants exercisable at December 31, 2013	26,244,621	$0.45	2.22

Weighted average fair value of options granted during the year ended December 31, 2013		$0.17

For the years ended December 31, 2013 and 2012, the Company recognized stock based compensation of $0 and $165,730, respectively, which represents the portion of the vested replacement warrants awards attributable to post-combination services due to the assumption of the stock warrants of Continental during fiscal 2011 and was accounted for under ASC 805-30-30-9 (“Acquirer Share-Based Payment Awards Exchanged for Awards Held by the Acquiree’s Employees).

Between January and February 2012, the Company sold an aggregate of 2,237,500 units with net proceeds to the Company of $847,500. Each unit was sold for a purchase price of $0.40 per unit and consisted of: (i) one share of common stock and (ii) a two-year warrant to purchase 50% (1,118,750 warrants) of the number of shares of common stock purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised at any time on a cashless basis at 100% of the closing price for the common stock on the business day immediately prior to the date of exercise. In March 2012, the Company issued 336,974 shares of common stock in connection with the exercise of these 968,750 stock warrants on a cashless basis.

On February 23, 2012, the Company entered into a Stock Purchase Agreement with two subscribers and sold 1,000,000 shares of the Series D Preferred Stock and an aggregate of 8,750,000 warrants to acquire shares of Common Stock for an aggregate purchase price of $1,000,000. On March 29, 2012, the Company issued 2,967,143 shares of common stock in connection with the exercise of 5,250,000 stock warrants on a cashless basis.

On February 23, 2012, as previously discussed, in connection with a Note Modification Agreement, the Company issued warrants to purchase an aggregate of 4,144,320 shares of common stock to Platinum and warrants to purchase an aggregate of 1,036,080 shares of common stock to Lakewood (see Note 8). The warrants may be exercised at any time, in whole or in part, at an exercise price of $0.40 per share until the fifth anniversary of their issuance. The warrants may be exercised on a cashless basis at any time. In February 2012, the Company issued 2,925,601 shares of common stock in connection with the exercise of these 5,180,400 stock warrants on a cashless basis.

On March 6, 2012, the Company issued a warrant to purchase 400,000 shares of the Company’s common stock at an exercise price equal to the market price of the Company’s common stock on the date of issuance or at $0.45 per share to a consultant in consideration for services rendered. The 400,000 warrants were valued on the grant date at approximately $0.41 per option or a total of $163,155 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 1.98%. For the year ended December 31, 2012, the Company recognized stock based consulting of $163,155.

On April 5, 2012, the Company issued to Victoria Gold and Victoria Resources (US) Inc. 10 million shares of the Company’s common stock, and a 2 year warrant to purchase 5 million shares of common stock at a purchase price of $0.60 per share in connection with the acquisition of rights to approximately 13,300 acres of mining claims and private lands adjacent to the Company’s landholdings at the Relief Canyon Mine in Pershing County, Nevada (see Note 5). The 5 million warrants were valued on the grant date at approximately $0.22 per warrant or a total of $1,109,441 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.46 per share, volatility of 105%, expected term of 2 years, and a risk free interest rate of 0.35%. For the year ended December 31, 2012, the Company recorded the value of such shares and warrants into mineral rights as reflected in the accompanying consolidated balance sheets.

On December 3, 2012, the Company completed a private placement to several accredited investors for 9,469,548 shares of its common stock and 3,787,819 warrants for aggregate gross proceeds of $3,124,950. The warrants are exercisable immediately at an exercise price of $0.50 per share and will expire on December 7, 2015.  The warrant contains customary adjustment provisions in the event of dividends or recapitalizations. In addition, the Company paid aggregate consideration of 303,030 shares of the Company’s common stock and 121,212 warrants, in lieu of $100,000 as consideration for certain placement agent services in connection with the private placement.

In May 2013, the Company paid a total of $45,484 in connection with the cancellation of 3,446,748 warrants to acquire the Company’s common stock. This was reflected as warrant settlement expense in the Company’s Statement of Operations during the year ended December 31, 2013.

In August 2013, as part of the Series E Preferred Stock private placement, the Company issued a total of 13,435,590 3-year warrants to purchase shares of the Company’s common stock at an exercise price of $0.40 per share.

Treasury Stock

The Company accounts for treasury stock under the cost method. On December 16, 2013, the Company repurchased 127,015 shares of its common stock from certain employees of the Company for $44,455. Such purchase price of the treasury stock is reflected separately as a deduction from stockholders’ equity.